Schedule of interest in subsidiaries (Details)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
THCL Travel Holding Cyprus Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Investment Company
Country of incorporation		Cyprus
Proportion of ownership interest in subsidiary		100.00%	100.00%
Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Investment Company
Country of incorporation		USA
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
Yatra USA, LLC [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Asia Consolidated DMC Pte. Ltd. [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		Singapore
Proportion of ownership interest in subsidiary		100.00%	100.00%
Middle East Travel Management Company Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		100.00%	100.00%
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary	[2]	64.46%	98.59%
Yatra Corporate Hotel Solutions Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		64.46%	98.59%
TSI Yatra Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		64.46%	98.59%
Yatra TG Stays Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		64.46%	98.59%
Yatra Hotel Solutions Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		64.46%	98.59%
Air travel bureau limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		64.46%	98.59%
Travel.Co.In Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Travel & Travel related services
Country of incorporation		India
Proportion of ownership interest in subsidiary		64.46%	98.59%
Yatra Online Freight Services Private Limited [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Freight forwarding services
Country of incorporation		India
Proportion of ownership interest in subsidiary		64.46%	98.59%
Yatra Middle East L.L.C-FZ [member]
IfrsStatementLineItems [Line Items]
Description of nature of entity's operations and principal activities		Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight
Country of incorporation		United Arab Emirates
Proportion of ownership interest in subsidiary	[3]	64.46%	98.59%

[1]	Includes 18.63% (March 31, 2023: 18.63%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2023, Periscope, LLC, and Guy Barudin Class F shareholder of Yatra USA Corp has exchanged 39,062 and 167,161 Class F Shares with the Ordinary Shares of Yatra Online, Inc. respectively. Refer to Note 29.
[2]	Remaining shares of 35.54% (March 31, 2023: 1.41%) are held by the public and institutional shareholder (non-controlling shareholder) as at March 31, 2024. Refer to note 29.
[3]	On February 9, 2023, Yatra Middle East L.L.C.-FZ was incorporated in Dubai, United Arab Emirates with principal activity of Computer programming, consultancy and related activities, arranging and assembling tours and forwarding of freight. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra Online Limited holds all of the outstanding shares of Yatra Middle East L.L.C.-FZ.